11008103

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC

AUG 1 1 2011

Washington, DC 20549

CERT NYS
File No. 001-35278

August 11, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PRIMERO MINING CORP., Common Shares, no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 40-F received on August 11, 2011. Tentative listing date – August 15, 2011.

Sincerely,